AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.5%
Asset-Backed Securities — 5.2%
Automobiles — 0.4%
GM Financial Automobile Leasing Trust,
Series 2020-02, Class B
1.560%	07/22/24	1	$ 1,019
Series 2020-02, Class C
2.560%	07/22/24	1	1,037
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	25	25,526
			27,582
Other — 4.8%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	50	46,329
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	49	51,841
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	49	52,748
Driven Brands Funding LLC,
Series 2019-02A, Class A2, 144A
3.981%	10/20/49	25	25,641
Planet Fitness Master Issuer LLC,
Series 2019-01A, Class A2, 144A
3.858%	12/05/49	50	46,547
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	25	26,283
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	34	35,113
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	50,259
			334,761

Total Asset-Backed Securities (cost $362,318)			362,343
Corporate Bonds — 85.5%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	30	38,310
Agriculture — 2.8%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	37,442
4.400%	02/14/26	15	17,280
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	50	51,784
3.557%	08/15/27	35	37,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	25	$ 25,050
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.500%	11/24/20	25	25,102
			194,467
Airlines — 2.0%
American Airlines 2017-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.600%	04/15/31	62	50,881
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34	5	5,141
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	20	20,833
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	48	47,477
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	15	14,033
			138,365
Auto Manufacturers — 3.2%
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	20	20,543
3.700%	11/24/20	15	15,007
4.200%	03/01/21	5	5,057
Sr. Unsec’d. Notes
3.550%	07/08/22	15	15,496
5.100%	01/17/24	25	27,312
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
4.050%	02/04/22	60	62,004
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23	45	46,218
2.375%	10/15/27	15	14,984
2.850%	11/01/22	14	14,493
			221,114
Banks — 3.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	40	41,816
4.271%(ff)	07/23/29	35	41,060
JPMorgan Chase & Co.,
Sub. Notes
2.956%(ff)	05/13/31	10	10,706
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	25	26,689
A1

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	30	$ 31,236
3.068%(ff)	04/30/41	15	15,597
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	50	52,180
			219,284
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	25	30,409
Chemicals — 0.7%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.950%	12/01/47	25	31,215
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27	20	19,929
			51,144
Commercial Services — 0.9%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	5	5,125
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30	10	10,127
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	40	41,417
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	5	4,819
			61,488
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	5	5,181
Diversified Financial Services — 4.0%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	35	38,885
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	100	107,896
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50	35	36,692
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	10	12,718
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	50	51,442
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	30	$ 31,642
			279,275
Electric — 6.4%
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25	20	21,290
3.950%	07/15/30	5	5,525
Sr. Unsec’d. Notes
5.125%	09/01/27	25	26,620
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	79,225
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	35	39,914
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25	10	10,471
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	5	5,151
3.550%	11/15/24	30	31,640
4.950%	04/15/25	5	5,470
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	20	19,377
4.950%	07/01/50	25	26,697
PacifiCorp,
First Mortgage
3.300%	03/15/51	10	11,167
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	5	5,193
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	25	26,175
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	25	25,823
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	25	26,260
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	55	58,582
3.700%	01/30/27	20	21,054
			445,634
Electronics — 1.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/50	15	16,043

A2

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	13	$ 15,210
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	16,677
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	15	15,289
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	10	9,947
			73,166
Engineering & Construction — 1.5%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	100	102,390
Environmental Control — 0.6%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	35	39,769
Foods — 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26	35	34,742
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	25	30,201
			64,943
Gas — 1.9%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	56,429
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	55	54,926
3.600%	05/01/30	15	17,093
			128,448
Healthcare-Services — 2.4%
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27	15	15,691
4.625%	12/15/29	10	10,778
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	30	31,657
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	24	25,465
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	08/15/29	35	39,014
3.500%	08/15/39	25	28,723
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.450%	12/15/48	10	$ 13,251
			164,579
Insurance — 0.9%
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	35	40,102
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28	5	5,171
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	15	16,894
			62,167
Internet — 1.9%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	20	19,177
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	15	15,300
3.875%	08/22/37	40	49,800
ANGI Group LLC,
Gtd. Notes, 144A
3.875%	08/15/28	5	4,963
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	27,868
4.500%	04/13/27	10	11,730
Expedia Group, Inc.,
Gtd. Notes, 144A
3.600%	12/15/23	5	5,106
			133,944
Lodging — 0.9%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	45	45,497
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	15	16,705
			62,202
Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	8	8,668
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	47	49,765
4.908%	07/23/25	30	34,632
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	20	18,653

A3

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.250%	11/01/39	35	$ 38,889
3.900%	03/01/38	25	29,614
4.150%	10/15/28	50	60,157
4.700%	10/15/48	10	13,269
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23	35	36,778
Fox Corp.,
Sr. Unsec’d. Notes
4.709%	01/25/29	25	29,947
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	25	25,874
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	85	86,964
			433,210
Miscellaneous Manufacturing — 0.6%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	–(rr)	14	11,094
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	25	26,850
Hillenbrand, Inc.,
Gtd. Notes
5.750%	06/15/25	5	5,359
			43,303
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29	7	6,989
Oil & Gas — 6.8%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.050%	07/15/25	10	10,191
2.950%	01/15/23	50	52,008
2.950%	07/15/30	10	10,073
Chevron Corp.,
Sr. Unsec’d. Notes
2.978%	05/11/40	10	10,780
Concho Resources, Inc.,
Gtd. Notes
2.400%	02/15/31	5	4,789
3.750%	10/01/27	20	21,596
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	20	19,056
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	20,026
3.500%	12/01/29	10	9,629
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50	25	28,623
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	30	$ 31,312
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23	55	57,674
3.100%	05/15/25	8	8,605
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	30	31,005
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	30	29,937
2.700%	04/15/23	9	9,326
2.850%	04/15/25	5	5,243
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	100	106,021
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	2	2,091
			467,985
Oil & Gas Services — 0.8%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.300%	05/01/29	50	55,504
Pharmaceuticals — 7.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36	10	11,748
4.875%	11/14/48	25	31,650
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	45	49,004
4.050%	11/21/39	20	22,919
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	15	15,516
3.363%	06/06/24	6	6,489
3.700%	06/06/27	35	39,677
3.794%	05/20/50	25	27,879
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	16,698
3.750%	09/15/25	20	22,419
4.500%	11/15/44	5	5,453
4.900%	09/15/45	20	23,566
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	70	81,619
4.900%	12/15/48	8	10,384
Sr. Unsec’d. Notes
3.200%	03/15/40	20	21,066
3.400%	03/15/50	25	26,088

A4

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27	50	$ 56,165
5.050%	03/25/48	15	19,083
McKesson Corp.,
Sr. Unsec’d. Notes
4.750%	05/30/29	23	27,907
			515,330
Pipelines — 9.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	15	14,663
4.450%	07/15/27	60	64,445
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,994
3.302%	01/15/35	35	39,501
3.701%	01/15/39	10	11,243
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	15	16,677
5.875%	03/31/25	35	39,874
Sr. Sec’d. Notes, 144A
3.700%	11/15/29	25	25,932
Enbridge, Inc. (Canada),
Sub. Notes, Series 20-A
5.750%(ff)	07/15/80	5	5,163
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	5	5,021
4.050%	03/15/25	50	52,524
5.500%	06/01/27	20	22,009
6.000%	06/15/48	20	20,107
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	35	37,174
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	5	5,236
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	5	5,025
2.600%	10/15/25	10	10,033
3.450%	10/15/27	5	5,112
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	37	41,726
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	50	50,024
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25	10	10,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	50	$ 56,263
5.875%	06/30/26	5	5,910
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	5	5,627
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	5	5,262
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	5	5,388
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	5	5,194
3.600%	03/15/22	10	10,344
4.000%	09/15/25	60	66,497
			653,302
Real Estate — 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	9	8,968
Real Estate Investment Trusts (REITs) — 6.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	15	14,763
4.900%	12/15/30	20	25,240
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	37,394
Boston Properties LP,
Sr. Unsec’d. Notes
3.250%	01/30/31	20	21,563
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	36,763
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	50	53,768
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	4	4,401
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24	30	32,563
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25	10	10,651
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	2	2,188
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	100	107,003

A5

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
2.625%	06/15/22	30	$ 30,783
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	75	79,966
4.600%	02/06/24	5	5,376
			462,422
Retail — 3.3%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	55	56,247
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	10	11,174
4.200%	04/01/50	5	6,094
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	40	41,553
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	50	57,489
4.700%	04/15/27	10	11,787
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26	40	43,697
			228,041
Semiconductors — 0.9%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	35	39,765
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.150%	05/01/27	5	5,407
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
4.150%	05/15/48	15	19,624
			64,796
Software — 1.2%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	50	64,870
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	15	16,757
			81,627
Telecommunications — 4.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	40	41,971
3.300%	02/01/52	25	23,515
4.500%	03/09/48	5	5,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
6.375%	03/01/41	20	$ 27,743
Rogers Communications, Inc. (Canada),
Gtd. Notes
2.900%	11/15/26	25	27,771
4.350%	05/01/49	25	30,385
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	04/15/27	50	55,967
3.875%	04/15/30	15	17,116
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	25	30,340
5.250%	03/16/37	25	34,621
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	10	12,354
			307,470
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	30	31,871
Transportation — 0.5%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	15	15,538
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	20	21,150
			36,688

Total Corporate Bonds (cost $5,692,970)			5,913,785
Municipal Bonds — 2.2%
California — 0.3%
University of California,
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	20	20,031
Illinois — 0.2%
Chicago Transit Authority Sales Tax Receipts Fund,
Taxable, Revenue Bonds, Series B
1.838%	12/01/23	5	5,101
2.064%	12/01/24	5	5,137
2.214%	12/01/25	5	5,154
			15,392
New York — 0.4%
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds, Series AAA
1.086%	07/01/23	25	25,280
Texas — 0.9%
Central Texas Turnpike System,
Taxable, Revenue Bonds, Series C
3.029%	08/15/41	35	34,246

A6

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	5	$ 4,980
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	25	25,977
			65,203
Virginia — 0.4%
University of Virginia,
Taxable, Revenue Bonds
2.256%	09/01/50	25	24,424

Total Municipal Bonds (cost $150,000)			150,330
U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds
1.125%	05/15/40	145	142,757
2.000%	02/15/50	15	16,967
U.S. Treasury Notes
0.625%	08/15/30	230	228,670

Total U.S. Treasury Obligations (cost $389,325)			388,394

	Shares
Preferred Stock — 0.0%
Pharmaceuticals
Elanco Animal Health, Inc., CVT, 5.000%	10	443
(cost $500)

Total Long-Term Investments (cost $6,595,113)		6,815,295
	Shares	Value

Short-Term Investment — 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $134,392)(w)	134,392	$ 134,392

TOTAL INVESTMENTS—100.5% (cost $6,729,505)		6,949,687

Liabilities in excess of other assets — (0.5)%		(31,472)

Net Assets — 100.0%		$ 6,918,215

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security
GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7